UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim T. Rowe Price Equity/Income Portfolio

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

-------------------------------------------------------------------------------- ---- ------------------
ASSETS:
     Investments in securities, market value  (1)                                  $        807,121,064
     Cash                                                                                       399,389
     Collateral for securities loaned                                                        36,827,067
     Dividends and interest receivable                                                        1,221,713
     Subscriptions receivable                                                                 1,008,693
     Receivable for investments sold                                                          4,983,252
                                                                                      ------------------

       Total assets                                                                         851,561,178
                                                                                      ------------------

LIABILITIES:
     Due to investment adviser                                                                  554,511
     Redemptions payable                                                                        617,406
     Payable upon return of securities loaned                                                36,827,067
     Payable for investments purchased                                                           80,295
                                                                                      ------------------

       Total liabilities                                                                     38,079,279
                                                                                      ------------------

NET ASSETS                                                                         $        813,481,899
                                                                                      ==================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $          4,423,971
     Additional paid-in capital                                                             673,084,930
     Net unrealized appreciation on investments                                             107,755,686
     Undistributed net investment income                                                        218,074
     Accumulated net realized gain on investments                                            27,999,238
                                                                                      ------------------

NET ASSETS                                                                         $        813,481,899
                                                                                      ==================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $              18.39
                                                                                      ==================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                             400,000,000
     Outstanding                                                                             44,239,710

(1)  Cost of investments in securities:                                            $        699,365,378

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
----------------------------------------------------------------------------------- --- ------------------

INVESTMENT INCOME:
     Interest                                                                        $            518,299
     Income from securities lending                                                                34,893
     Dividends                                                                                  8,772,604
     Foreign withholding tax                                                                     (96,288)
                                                                                        ------------------

       Total income                                                                             9,229,508
                                                                                        ------------------

EXPENSES:
     Audit fees                                                                                    11,583
     Bank and custodial fees                                                                       13,560
     Investment administration                                                                     42,717
     Management fees                                                                            3,148,539
     Other expenses                                                                                17,399
                                                                                        ------------------

       Total expenses                                                                           3,233,798

     Less amount reimbursed by investment adviser                                                   6,546
                                                                                        ------------------

     Net expenses                                                                               3,227,252
                                                                                        ------------------

NET INVESTMENT INCOME                                                                           6,002,256
                                                                                        ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                          22,160,188
     Change in net unrealized appreciation on investments                                    (30,478,719)
                                                                                        ------------------

     Net realized and unrealized loss on investments                                          (8,318,531)
                                                                                        ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $        (2,316,275)
                                                                                        ==================

See notes to financial statements.



MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

------------------------------------------------------------------------------------------ --- --------------
                                                                                2005               2004
                                                                            --------------     --------------
                                                                              UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                               $      6,002,256   $     10,886,856
     Net realized gain on investments                                          22,160,188         31,403,166
     Change in net unrealized appreciation on investments                    (30,478,719)         55,121,612
                                                                            --------------     --------------

     Net increase (decrease) in net assets resulting from operations          (2,316,275)         97,411,634
                                                                            --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                               (5,784,182)       (10,884,208)
     From net realized gains                                                                    (21,951,813)
                                                                            --------------     --------------

     Total distributions                                                      (5,784,182)       (32,836,021)
                                                                            --------------     --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                        206,376,000        293,419,154
     Reinvestment of distributions                                              5,784,182         32,836,021
     Redemptions of shares                                                  (151,093,890)      (319,044,999)
                                                                            --------------     --------------

     Net increase in net assets resulting from share transactions              61,066,292          7,210,176
                                                                            --------------     --------------

     Total increase in net assets                                              52,965,835         71,785,789

NET ASSETS:
     Beginning of period                                                      760,516,064        688,730,275
                                                                            --------------     --------------

     End of period (1)                                                   $    813,481,899   $    760,516,064
                                                                            ==============     ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                      11,201,141         16,766,351
     Issued in reinvestment of distributions                                      314,187          1,803,103
     Redeemed                                                                 (8,201,832)       (18,397,073)
                                                                            --------------     --------------

     Net increase                                                               3,313,496            172,381
                                                                            ==============     ==============

(1) Including undistributed net investment income                        $        218,074   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------- -- ---------------- -- ------------ -- ----------- -- ---------- -- ----------- --------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                 Six Months
                                                    Ended                                 Year Ended December 31,
                                                                   -----------------------------------------------------------------
                                                June 30, 2005         2004            2003          2002           2001      2000
                                               ----------------    ------------    -----------    ----------    -----------  -------
                                                  UNAUDITED

Net Asset Value, Beginning of Period        $            18.58  $        16.90  $       13.67         16.10  $       16.64  $  16.55

Income from Investment Operations

Net investment income                                     0.13            0.28           0.23          0.12           0.23      0.32
Net realized and unrealized gain (loss)                 (0.19)            2.23           3.25        (2.33)           0.02      1.68
                                               ----------------    ------------    -----------    ----------    -----------  -------

Total Income (Loss) From
      Investment Operations                             (0.06)            2.51           3.48        (2.21)           0.25      2.00
                                               ----------------    ------------    -----------    ----------    -----------  -------

Less Distributions

From net investment income                              (0.13)          (0.28)         (0.23)        (0.12)         (0.23)    (0.32)
From net realized gains                                                 (0.55)         (0.02)        (0.10)         (0.56)    (1.59)
                                               ----------------    ------------    -----------    ----------    -----------  -------

Total Distributions                                     (0.13)          (0.83)         (0.25)        (0.22)         (0.79)    (1.91)
                                               ----------------    ------------    -----------    ----------    -----------  -------

Net Asset Value, End of Period              $            18.39  $        18.58  $       16.90         13.67  $       16.10  $  16.64
                                               ================    ============    ===========    ==========    ===========  =======


Total Return                                           (0.32%)  o       15.03%         25.64%      (13.06%)          1.66%    12.90%

Net Assets, End of Period ($000)            $          813,482  $      760,516  $     688,730       431,981  $     224,623  $173,562

Ratio of Expenses to Average Net Assets:
      - Before Reimbursement                             0.82%  *        0.82%          0.83%         0.85%          0.88%     0.90%
      - After Reimbursement #                            0.82%  *        0.82%          0.83%         0.85%          0.88%     0.90%

Ratio of Net Investment Income to
      Average Net Assets:
      - Before Reimbursement                             1.52%  *        1.58%          1.76%         1.73%          1.47%     1.99%
      - After Reimbursement #                            1.52%  *        1.58%          1.76%         1.73%          1.47%     1.99%

Portfolio Turnover Rate                                 10.23%  o       27.94%         20.76%        18.41%         25.20%    37.73%


 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim T. Rowe Price Equity/Income Portfolio
Schedule of Investments
June 30, 2005
Unaudited

BONDS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- .19%
  1,490,000 Lucent Technologies Inc                                    1,530,975
            Convertible Bonds
            8.000% August 1, 2031

TOTAL BONDS --- .19%                                                  $1,530,975
(Cost $1,142,623)

COMMON STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 3.96%
    303,200 Honeywell International Inc                               11,106,216
    130,600 Lockheed Martin Corp                                       8,472,022
    186,000 Raytheon Co                                                7,276,320
    106,100 Rockwell Collins                                           5,058,848
                                                                     $31,913,406

AUTOMOBILES --- .16%
     35,700 General Motors Corp ^^                                     1,213,800
                                                                      $1,213,800

BANKS --- 3.52%
    234,376 Bank of America Corp                                      10,689,889
     59,500 Mercantile Bankshares Corp ^^                              3,066,035
     90,400 National City Corp                                         3,084,448
     92,000 SunTrust Banks Inc                                         6,646,080
     56,300 Wells Fargo & Co ^^                                        3,466,954
     40,800 Wilmington Trust Corp                                      1,469,208
                                                                     $28,422,614

BIOTECHNOLOGY --- .69%
    208,300 MedImmune Inc*                                             5,565,776
                                                                      $5,565,776

BROADCAST/MEDIA --- 1.38%
    316,262 Comcast Corp*                                              9,709,243
     46,500 EchoStar Communications Corp Class A*                      1,401,975
                                                                     $11,111,218

BUILDING MATERIALS --- 0.60%
     74,200 Vulcan Materials Co                                        4,822,258
                                                                      $4,822,258

CHEMICALS --- 1.79%
      9,800 Dow Chemical Co                                              436,394
    129,800 EI du Pont de Nemours & Co                                 5,582,698
     76,400 Great Lakes Chemical Corp                                  2,404,308
    171,200 Hercules Inc ^^*                                           2,422,480
     98,700 International Flavors & Fragrances Inc                     3,574,914
                                                                     $14,420,794

COMMUNICATIONS - EQUIPMENT --- 1.33%
    147,500 Cisco Systems Inc*                                         2,818,725
    536,400 Lucent Technologies Inc ^^*                                1,560,924
    346,500 Motorola Inc                                               6,327,090
                                                                     $10,706,739

COMPUTER HARDWARE & SYSTEMS --- 2.30%
    477,606 Hewlett-Packard Co                                        11,228,517
     98,900 International Business Machines Corp                       7,338,380
                                                                     $18,566,897

COMPUTER SOFTWARE & SERVICES --- 1.07%
    347,200 Microsoft Corp                                             8,624,448
                                                                      $8,624,448

CONGLOMERATES --- 1.81%
    421,700 General Electric Co                                       14,611,905
                                                                     $14,611,905

DISTRIBUTORS --- .66%
    129,450 Genuine Parts Co                                           5,319,101
                                                                      $5,319,101

ELECTRIC COMPANIES --- 2.24%
    101,710 FirstEnergy Corp                                           4,893,268
    139,400 Progress Energy Inc ^^                                     6,306,456
     95,700 TECO Energy Inc ^^                                         1,809,687
    260,500 Xcel Energy Inc ^^                                         5,084,960
                                                                     $18,094,371

ELECTRONIC INSTRUMENT & EQUIP --- 2.22%
     76,100 Agilent Technologies Inc*                                  1,751,822
     99,911 Cooper Industries Inc                                      6,384,313
     51,200 Emerson Electric Co                                        3,206,656
     53,800 Rockwell Automation Inc                                    2,620,598
    114,700 Sony Corp sponsored ADR                                    3,950,268
                                                                     $17,913,657

ELECTRONICS - SEMICONDUCTOR --- 2.21%
    151,900 Analog Devices Inc                                         5,667,389
    174,000 Intel Corp                                                 4,534,440
    271,300 Texas Instruments Inc                                      7,615,391
                                                                     $17,817,220

FINANCIAL SERVICES --- 5.50%
     95,033 Citigroup Inc                                              4,393,376
     85,800 Fannie Mae (nonvtg)                                        5,010,720
    461,105 JPMorgan Chase & Co                                       16,286,229
     86,900 Janus Capital Group Inc                                    1,306,976
    260,400 Mellon Financial Corp                                      7,470,876
     55,100 Northern Trust Corp                                        2,512,009
    153,700 State Street Corp                                          7,416,025
                                                                     $44,396,211

FOOD & BEVERAGES --- 4.90%
    218,000 Anheuser-Busch Co Inc                                      9,973,500
    215,100 Campbell Soup Co                                           6,618,627
    260,300 Coca-Cola Co                                              10,867,525
    108,600 ConAgra Foods Inc                                          2,515,176
    127,200 General Mills Inc                                          5,951,688
     56,000 Unilever NV                                                3,638,189
                                                                     $39,564,705

FOREIGN BANKS --- .44%
    221,100 Bank of Ireland                                            3,571,998
                                                                      $3,571,998

GOLD, METALS & MINING --- .70%
    216,900 Alcoa Inc                                                  5,667,597
                                                                      $5,667,597

HOTELS/MOTELS --- .25%
     85,900 Hilton Hotels Corp                                         2,048,715
                                                                      $2,048,715

HOUSEHOLD GOODS --- 4.20%
     11,500 Clorox Co                                                    640,780
    195,400 Colgate-Palmolive Co                                       9,752,414
     73,800 Fortune Brands Inc                                         6,553,440
     95,200 Kimberly-Clark Corp                                        5,958,568
    342,700 Newell Rubbermaid Inc                                      8,169,968
     40,700 Whirlpool Corp                                             2,853,477
                                                                     $33,928,647

INSURANCE RELATED --- 5.82%
     99,700 American International Group Inc                           5,792,570
     69,300 Chubb Corp                                                 5,932,773
    127,527 Lincoln National Corp                                      5,983,567
    423,200 Marsh & McLennan Cos Inc                                  11,722,640
     96,000 SAFECO Corp                                                5,216,640
    170,995 St Paul Travelers Co Inc                                   6,759,432
    305,300 UnumProvident Corp ^^                                      5,593,096
                                                                     $47,000,718

INVESTMENT BANK/BROKERAGE FIRM --- 2.30%
    686,600 Charles Schwab Corp                                        7,744,848
    206,900 Morgan Stanley                                            10,856,043
                                                                     $18,600,891

LEISURE & ENTERTAINMENT --- 4.55%
    434,200 Mattel Inc                                                 7,945,860
    587,400 Time Warner Inc*                                           9,815,454
    353,800 Viacom Inc Class B                                        11,328,676
    303,900 Walt Disney Co                                             7,652,202
                                                                     $36,742,192

MACHINERY --- 1.08%
     46,700 Eaton Corp                                                 2,797,330
    194,700 Pall Corp                                                  5,911,092
                                                                      $8,708,422

MEDICAL PRODUCTS --- 1.29%
    179,200 Baxter International Inc                                   6,648,320
    139,800 Boston Scientific Corp*                                    3,774,600
                                                                     $10,422,920

OFFICE EQUIPMENT & SUPPLIES --- .49%
     74,000 Avery Dennison Corp                                        3,919,040
                                                                      $3,919,040

OIL & GAS --- 8.75%
     95,400 Amerada Hess Corp                                         10,161,054
     75,600 Anadarko Petroleum Corp                                    6,210,540
    130,222 BP Amoco PLC sponsored ADR                                 8,123,248
    260,944 Chevron Corp                                              14,591,988
    265,096 Exxon Mobil Corp                                          15,235,069
    189,800 Royal Dutch Petroleum Co NY Shrs                          12,318,020
     52,500 Schlumberger Ltd                                           3,986,850
                                                                     $70,626,769

PAPER & FOREST PRODUCTS --- 1.57%
    289,283 International Paper Co                                     8,739,239
    141,600 MeadWestvaco Corp                                          3,970,464
                                                                     $12,709,703

PERSONAL LOANS --- .56%
     85,600 American Express Co                                        4,556,488
                                                                      $4,556,488

PHARMACEUTICALS --- 6.59%
    127,200 Abbott Laboratories                                        6,234,072
    392,000 Bristol-Myers Squibb Co                                    9,792,160
    162,700 Johnson & Johnson                                         10,575,500
    369,000 Merck & Co Inc                                            11,365,200
     21,900 Pfizer Inc                                                   604,002
    274,100 Schering-Plough Corp                                       5,224,346
    210,900 Wyeth                                                      9,385,050
                                                                     $53,180,330

PHOTOGRAPHY/IMAGING --- .72%
    217,400 Eastman Kodak Co ^^                                        5,837,190
                                                                      $5,837,190

POLLUTION CONTROL --- .77%
    220,530 Waste Management Inc                                       6,249,820
                                                                      $6,249,820

PRINTING & PUBLISHING --- 3.41%
    200,100 Dow Jones & Co Inc                                         7,093,545
     64,600 Knight-Ridder Inc ^^                                       3,962,564
    299,100 New York Times Co ^^                                       9,316,965
    203,700 Tribune Co                                                 7,166,166
                                                                     $27,539,240

RAILROADS --- 1.93%
    157,300 Norfolk Southern Corp                                      4,870,008
    165,350 Union Pacific Corp                                        10,714,680
                                                                     $15,584,688

REAL ESTATE --- .46%
     51,196 Simon Property Group Inc REIT                              3,711,198
                                                                      $3,711,198

RESTAURANTS --- .58%
    167,500 McDonald's Corp                                            4,648,125
                                                                      $4,648,125

RETAIL --- 2.61%
    127,600 Home Depot Inc                                             4,963,640
    130,500 May Department Stores Co                                   5,240,880
    126,200 RadioShack Corp                                            2,924,054
    163,900 Wal-Mart Stores Inc                                        7,899,980
                                                                     $21,028,554

SPECIALIZED SERVICES --- .49%
    175,900 Cendant Corp                                               3,934,883
                                                                      $3,934,883

TELEPHONE & TELECOMMUNICATIONS --- 6.55%
    150,100 ALLTEL Corp                                                9,348,228
    286,350 AT&T Corp                                                  5,452,104
    336,700 Nokia OYJ sponsored ADR                                    5,602,688
  1,387,600 Qwest Communications International Inc*                    5,147,996
    282,013 SBC Communications Inc                                     6,697,809
    390,500 Sprint Corp                                                9,797,645
     49,300 Telus Corp                                                 1,676,693
     33,600 Telus Corp                                                 1,181,376
    230,786 Verizon Communications                                     7,973,656
                                                                     $52,878,195

TOBACCO --- .91%
     42,250 Altria Group Inc                                           2,731,885
    100,600 UST Inc ^^                                                 4,593,396
                                                                      $7,325,281

UTILITIES --- 3.02%
    106,900 Constellation Energy Group                                 6,167,061
    305,800 Duke Energy Corp ^^                                        9,091,434
    369,000 NiSource Inc                                               9,125,370
                                                                     $24,383,865

TOTAL COMMON STOCK --- 96.38%                                       $777,890,589
(Cost $670,833,755)

PREFERRED STOCK

Shares
Value ($)
--------------------------------------------------------------------------------

INSURANCE RELATED --- .25%
     69,000 UnumProvident Corp                                         2,035,500

TOTAL PREFERRED STOCK --- .25%                                        $2,035,500
(Cost $1,725,000)

SHORT-TERM INVESTMENTS

Par Value ($)
Value ($)
--------------------------------------------------------------------------------

25,664,000 Freddie Mac                                               25,664,000
               2.586%, July 1,
2005

TOTAL SHORT-TERM INVESTMENTS --- 3.18%                               $25,664,000
(Cost $25,664,000)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%          $807,121,064
(Cost $699,365,378)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2005.
See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $138,671,493 and $77,625,290 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.

UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $701,826,233. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $130,764,578 and gross depreciation of securities in which there was an excess of tax cost over value of $25,469,747 resulting in net appreciation of $105,294,831.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $36,644,148 and received collateral of $36,827,067 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005